Supplementary Oil And Gas Information (Unaudited) - Proved and Proved Developed Oil and Natural Gas Liquids, Net of Royalties (Details) - MMBbls	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Proved Developed And Undeveloped Reserves [Roll Forward]
Sales of reserves in place (in MMbbl)	(1)
Synthetic Crude Oil | North America
Proved Developed And Undeveloped Reserves [Roll Forward]
Proved reserves, net, beginning balance	5,390	5,944	6,847
Extensions and discoveries (in MMbbl)	162	0	0
Improved recovery (in MMbbl)	28	29	0
Purchases of reserves in place (in MMbbl)	0	0	0
Sales of reserves in place (in MMbbl)	0	0	0
Production (in MMbbl)	(141)	(128)	(150)
Economic revisions due to prices (in MMbbl)	333	(455)	(927)
Revisions of prior estimates (in MMbbl)	68	0	174
Proved reserves, net, ending balance	5,840	5,390	5,944
Net proved developed reserves (in MMbbl)	5,804	5,389	5,929	6,770
Bitumen | North America
Proved Developed And Undeveloped Reserves [Roll Forward]
Proved reserves, net, beginning balance	2,546	2,289	2,413
Extensions and discoveries (in MMbbl)	67	195	101
Improved recovery (in MMbbl)	9	5	19
Purchases of reserves in place (in MMbbl)	0	267	0
Sales of reserves in place (in MMbbl)	0	0	0
Production (in MMbbl)	(102)	(91)	(103)
Economic revisions due to prices (in MMbbl)	123	(263)	(296)
Revisions of prior estimates (in MMbbl)	26	144	155
Proved reserves, net, ending balance	2,669	2,546	2,289
Net proved developed reserves (in MMbbl)	610	582	584	628
Crude Oil and NGLs | North America
Proved Developed And Undeveloped Reserves [Roll Forward]
Proved reserves, net, beginning balance	696	708	525
Extensions and discoveries (in MMbbl)	51	11	14
Improved recovery (in MMbbl)	37	21	14
Purchases of reserves in place (in MMbbl)	0	21	52
Sales of reserves in place (in MMbbl)	(1)	0	0
Production (in MMbbl)	(47)	(45)	(45)
Economic revisions due to prices (in MMbbl)	29	(73)	108
Revisions of prior estimates (in MMbbl)	1	54	40
Proved reserves, net, ending balance	767	696	708
Net proved developed reserves (in MMbbl)	337	359	370	285
Crude Oil and NGLs | North Sea
Proved Developed And Undeveloped Reserves [Roll Forward]
Proved reserves, net, beginning balance	11	79	87
Extensions and discoveries (in MMbbl)	0	0	0
Improved recovery (in MMbbl)	0	0	0
Purchases of reserves in place (in MMbbl)	0	0	0
Sales of reserves in place (in MMbbl)	0	0	0
Production (in MMbbl)	(5)	(5)	(6)
Economic revisions due to prices (in MMbbl)	0	1	1
Revisions of prior estimates (in MMbbl)	3	(64)	(3)
Proved reserves, net, ending balance	9	11	79
Net proved developed reserves (in MMbbl)	6	5	39	32
Crude Oil and NGLs | Offshore Africa
Proved Developed And Undeveloped Reserves [Roll Forward]
Proved reserves, net, beginning balance	57	64	71
Extensions and discoveries (in MMbbl)	0	0	0
Improved recovery (in MMbbl)	0	0	0
Purchases of reserves in place (in MMbbl)	0	0	0
Sales of reserves in place (in MMbbl)	0	0	0
Production (in MMbbl)	(4)	(5)	(5)
Economic revisions due to prices (in MMbbl)	1	(2)	(4)
Revisions of prior estimates (in MMbbl)	1	0	2
Proved reserves, net, ending balance	54	57	64
Net proved developed reserves (in MMbbl)	30	34	38	37
Crude Oil, Synthetic Crude Oil, Bitumen, Natural Gas, Natural Gas Liquids
Proved Developed And Undeveloped Reserves [Roll Forward]
Proved reserves, net, beginning balance	8,700	9,083	9,943
Extensions and discoveries (in MMbbl)	280	205	115
Improved recovery (in MMbbl)	75	56	33
Purchases of reserves in place (in MMbbl)	0	288	52
Sales of reserves in place (in MMbbl)	(1)	0	0
Production (in MMbbl)	(298)	(274)	(309)
Economic revisions due to prices (in MMbbl)	485	(792)	(1,118)
Revisions of prior estimates (in MMbbl)	98	134	368
Proved reserves, net, ending balance	9,339	8,700	9,083
Net proved developed reserves (in MMbbl)	6,787	6,369	6,960	7,751
Crude Oil, Synthetic Crude Oil, Bitumen, Natural Gas, Natural Gas Liquids | North America
Proved Developed And Undeveloped Reserves [Roll Forward]
Proved reserves, net, beginning balance	8,632	8,941	9,785
Extensions and discoveries (in MMbbl)	280	205	115
Improved recovery (in MMbbl)	75	56	33
Purchases of reserves in place (in MMbbl)	0	288	52
Sales of reserves in place (in MMbbl)	(1)	0	0
Production (in MMbbl)	(289)	(265)	(297)
Economic revisions due to prices (in MMbbl)	484	(791)	(1,115)
Revisions of prior estimates (in MMbbl)	94	198	369
Proved reserves, net, ending balance	9,276	8,632	8,941
Net proved developed reserves (in MMbbl)	6,752	6,330	6,883	7,682